Organization And Plan Of Business Operations - Additional Information (Details) - USD ($)															2 Months Ended	6 Months Ended		12 Months Ended
	Aug. 20, 2024	Jul. 20, 2024	Jun. 26, 2024	May 20, 2024	Apr. 23, 2024	Apr. 18, 2024	Apr. 17, 2024	Jan. 21, 2024	Dec. 15, 2023	Nov. 14, 2023	Oct. 14, 2023	Apr. 18, 2023	Aug. 16, 2022	Jan. 13, 2022	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 10, 2024	Dec. 13, 2023	Dec. 11, 2023
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Shares issued price per share															$ 10	$ 10		$ 10
Gross proceeds from initial public offer														$ 300,000,000
Proceeds from issuance of private placement																		$ 0	$ 13,850,000
Transaction Costs Of Issuance														17,204,107
Underwriting Fees Net Of Reimbursement By Underwriters														5,760,000
Reimbursement By Underwriters														240,000
Deferred Underwriting Commission Non Current															$ 10,500,000	$ 10,500,000		10,500,000
Cash deposited in Trust Account														$ 306,000,000		70,000	$ 0	160,000	306,000,000
Per share payment made to acquire restricted investments														10.20%
Term of restricted investments														185 days
Percentage of net assets in the trust account for which the business combination shall be effected														80.00%
Temporary Equity, Redemption Price Per Share														$ 10.2
Minimum Net worth Needed To Consummate Business Combination															$ 5,000,001	$ 5,000,001		$ 5,000,001
Percentage Of Shares That Can Be Transferred Without Any Restriction															15.00%	15.00%		15.00%
Percentage Of Shares Redeemable In Case Business Combination Is Not Consummated															100.00%	100.00%		100.00%
Time Limit Within Which Business Combination Shall Be Consummated From The Date Of Initial Public Offering																15 months		15 months
Expenses payable on liquidation															$ 100,000	$ 100,000		$ 100,000
Number Of Days Within Which Public Shares Shall Be Redeemed																10 days		10 days
Per share amount available for distribution														$ 10
Per share amount to be maintained in the trust account for distribution															$ 10.2	$ 10.2		$ 10.2
Other offering costs														$ 944,107
Cash at bank															$ 236,779	$ 236,779		$ 264,538
Working capital															7,029,096	7,029,096		5,394,929
Percentage of Federal excise tax on share buy back													1.00%
Effective date for levy of federal excise tax on stock buy back													Jan. 01, 2023
Excise tax liability															$ 3,062,004	$ 3,062,004		$ 3,062,004
Percentage of shares redeemable															1.00%	1.00%		1.00%
Debt instrument face value										$ 80,000	$ 80,000
Amount to be deposited in trust account									$ 30,000
Per share value of the amount to be deposited in trust account									$ 0.045
Temporary equity shares subject to redemption									2,768,301
Share price									$ 10.68
Proceeds from sale of trust assets to pay expenses									$ 29,728,990							$ 260,000
Common stock to be redeemed															$ 0	$ 0		$ 29,728,990	$ 0
Aggregate amount of capital contribution to sponsor																				$ 360,000
Common stock shares exchange by sponsor to investor																				1
Initial Investment Withdrawn																				$ 345,051
Initial Investment Available For Withdrawal																				14,949
Minimum of publicly held shares						1,100,000
Minimum of publicly held shares value						$ 15,000,000
Maximum period to maintain minimum publicaly held share value						30 days
Maximum period to regain compliance																180 days
Rule 5450b1B [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Maximum period to regain compliance					45 days													45 days
Rule 5450b2C [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Maximum period to regain compliance					180 days													180 days
Subscription Agreement [Member] | DeSPACClosing [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Investment by investor for closing of business combination to sponsor																				1
Investment by investor for closing of business combination																				$ 10
Executive Officer [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Debt instrument face value						$ 1,475,000
Short term debt bearing fixed interest rate percentage															7.50%	7.50%
Short term debt interest rate percentage if paid after maturity date															9.50%	9.50%
Debt instrument maturity date															Sep. 19, 2024
Percentage of aggregate proceeds subject to early repayment if capital is raised from another source															10.00%	10.00%
Asset, Held-in-Trust [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Cash deposited in Trust Account										$ 80,000	$ 80,000
Sponsor [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Payments for extension of time for initial business combination			$ 10,000	$ 10,000			$ 10,000
Sponsor [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Payments for extension of time for initial business combination	$ 10,000	$ 10,000
Underwriter [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Underwriter fee waived off								$ 4,290,000
Stock shares issued during the period for services shares								600,000
Minimum [Member] | Post Business Combination [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Equity Method Investment, Ownership Percentage														50.00%
Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Stock issued during the period shares new issues																			13,850,000
IPO [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Stock issued during the period shares new issues																30,000,000		30,000,000
Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Stock issued during the period shares new issues																3,900,000		3,900,000
Private Placement [Member] | Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Class of warrants or rights issued during the period units														13,850,000
Class of warrants or rights issue price per unit															$ 1	$ 1		$ 1
Proceeds from issuance of private placement														$ 13,850,000
Common Class A [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Shares issued price per share														$ 10
Temporary Equity, Redemption Price Per Share												$ 10.41			$ 11.22	$ 11.22		$ 10.93	$ 10.3
Temporary equity stock redeemed during the period shares												26,564,308
Common stock, shares outstanding															7,499,999	7,499,999		7,499,999	0			2,950,000
Temporary equity shares outstanding															667,391	667,391		667,391	30,000,000
Common stock shares redeemable												26,564,308									2,768,301
Common stock value redeemable												$ 276,471,460									$ 29,728,990
Debt instrument, convertible, conversion price										$ 10.2	$ 10.2
Temporary equity shares subject to redemption															2,768,301	2,768,301		2,768,301	2,768,301
Common stock to be redeemed																		$ 29,728,990
Common stock shares exchange by sponsor to investor																				1
Common Class A [Member] | Sponsor [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Conversion of shares converted												7,499,999
Temporary equity shares outstanding												10,935,691
Common Class A [Member] | IPO [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Stock issued during the period shares new issues														30,000,000
Common Class A [Member] | Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Stock issued during the period shares new issues														3,900,000
Common Class B [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Common stock, shares outstanding															1	1		1	7,500,000
Common Class B [Member] | Sponsor [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Conversion of permanent equity into temporary equity shares												7,499,999
Common stock, shares outstanding												1